SCHEDULE OF REVENUE CONTRACT BALANCES (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Accounts Receivable And Contract Liabilities
Balance, receivables	$ 62,842
Balance, liabilities	(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized, receivables	(62,842)
Changes due to payment, fulfillment of performance obligations or revenues recognized, liabilities	157,500
Effect of changes in foreign exchange rates, receivables
Effect of changes in foreign exchange rates, liabilities	11,429
Balance, receivables
Balance, liabilities	$ (105,263)